FINANCIAL INSTRUMENTS - Book and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Net Book Value	$ 157	$ 278
Fair Value	157	278
Disclosure of financial liabilities [line items]
Net Book Value	1,004	902
Fair Value	1,041	903
Accounts payable and accrued liabilities | Amortized cost
Disclosure of financial liabilities [line items]
Net Book Value	259	293
Fair Value	259	293
Automatic share purchase plan accrual | Amortized cost
Disclosure of financial liabilities [line items]
Net Book Value	0	42
Fair Value	0	42
Long-term debt | Amortized cost
Disclosure of financial liabilities [line items]
Net Book Value	665	555
Fair Value	702	556
Other Non-Current Borrowings [Member] | Amortized cost
Disclosure of financial liabilities [line items]
Net Book Value	68	0
Fair Value	68	0
Other liabilities(1) | Amortized cost
Disclosure of financial liabilities [line items]
Net Book Value	12	12
Fair Value	12	12
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Net Book Value	20	128
Fair Value	20	128
Accounts receivable | Amortized cost
Disclosure of financial assets [line items]
Net Book Value	136	149
Fair Value	136	149
Other assets(1) | Amortized cost
Disclosure of financial assets [line items]
Net Book Value	1	1
Fair Value	$ 1	$ 1